Related Parties (Details) - Schedule of statement of profit or loss - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Related Parties (Details) - Schedule of statement of profit or loss [Line Items]
Base salary	R$ 72,450	R$ 40,260
Variable compensation	19,484	10,864
Stock option plan	16,245	10,742
Total	108,179	61,866
Board of director [member]
Related Parties (Details) - Schedule of statement of profit or loss [Line Items]
Base salary	28,504	21,896
Variable compensation
Stock option plan	4,306	5,408
Total	32,810	27,304
Director and Executive officers [member]
Related Parties (Details) - Schedule of statement of profit or loss [Line Items]
Base salary	43,491	18,162
Variable compensation	19,484	10,864
Stock option plan	11,939	5,334
Total	74,914	34,360
Fiscal council [member]
Related Parties (Details) - Schedule of statement of profit or loss [Line Items]
Base salary	455	202
Variable compensation
Stock option plan
Total	R$ 455	R$ 202